OTHER INCOME (EXPENSE) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property and equipment	$ (21)	$ 10	$ (107)
Interest income	1,009	237	108
Interest expense	(134)	(345)	(197)
Total	$ 854	$ (98)	$ (196)